American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

FOCUSED GROWTH FUND

Supplement dated August 1, 2007 * Prospectus dated March 1, 2007

THE FOLLOWING REPLACES THE SECTION The Investment Advisor ON PAGE 8.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account all of the advisor's assets under management in the fund's investment strategy
(strategy assets). Strategy assets include the assets of the fund as well as certain assets of other clients of the advisor outside the American Century fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies. The use of strategy assets, rather than fund assets, in calculating the fund's fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED OCTOBER 31, 2006                                INVESTOR CLASS
--------------------------------------------------------------------------------
Focused Growth                                                    1.00%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Directors' approval of the fund's investment advisory contract with the advisor is available in the fund's report to shareholders dated October 31, 2006.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55984 0708

American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

BALANCED FUND * CAPITAL GROWTH FUND * CAPITAL VALUE FUND * FOCUSED GROWTH FUND *
FUNDAMENTAL EQUITY FUND * GIFTRUST® FUND * GROWTH FUND * HERITAGE FUND *
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND * NEW OPPORTUNITIES FUND * NEW
OPPORTUNITIES II FUND * NT GROWTH FUND * NT VISTA(SM) FUND * SELECT FUND *
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND * ULTRA® FUND * VEEDOT® FUND
* VISTA(SM) FUND

Supplement dated August 1, 2007 * Statement of Additional Information dated
March 1, 2007

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE Emerging Markets Risk SECTION
ON PAGE 11.

EMERGING MARKETS RISK - Each fund may invest its holdings in securities of issuers located in emerging market (developing) countries. The funds consider
"emerging market countries" to include all countries that are not considered by the advisor to be developed countries, which are listed on page 10.

THE FOLLOWING REPLACES THE Interested Directors AND Independent Directors TABLES
UNDER Management ON PAGES 30-33.

Interested Directors
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director and
Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to February
2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM, ACGIM,
ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 109

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Independent Directors
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, ASSOCIATED
INVESTMENTS, LLC (real estate investment company); Managing Member, BROWN
CASCADE PROPERTIES, LLC (real estate investment company); Retired, Area Vice
President, APPLIED INDUSTRIAL TECHNOLOGIES

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1997)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the President,
MIDWEST RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1942

POSITION(S) HELD WITH FUNDS: Director (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, PLAZA BELMONT LLC, Chief
Financial Officer, PLAZA BELMONT LLC (September 1999 to September 2006)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SAIA, INC. and ENTERTAINMENT
PROPERTIES TRUST
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, WESTERN INVESTMENTS, INC.; Retired Chairman of the Board, BUTLER
MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, TRIAD HOSPITALS, INC.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1994)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST SYSTEMS, INC.; Director,
EURONET WORLDWIDE, INC.; Director, CHARMING SHOPPES, INC.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director (since 2001)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB ACQUISITION
GROUP LLC (September 2006 to present); President and Chief Executive Officer,
AMERICAN ITALIAN PASTA COMPANY (2001 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

------

THE FOLLOWING REPLACES THE LISTING FOR DAVID C. TUCKER IN THE Officers TABLE ON
PAGE 32.

Officers
--------------------------------------------------------------------------------
CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (November 2005
to present); General Counsel, ACC (March 2007 to present). Also serves as:
General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior
Vice President, ACIM, ACGIM and ACS

THE FOLLOWING REPLACES THE LISTING FOR JON ZINDEL IN THE Officers TABLE ON PAGE
33.

Officers
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

THE FOLLOWING REPLACES THE RESPECTIVE SECTIONS OF THE TABLE REGARDING MANAGEMENT
FEES ON PAGES 53-56.

FUND                 CLASS                         PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Capital Growth       Investor, A, B, C and R       1.000% of first $2.5 billion
                                                   0.995% of next $2.5 billion
                                                   0.980% of next $2.5 billion
                                                   0.970% of next $2.5 billion
                                                   0.960% of next $2.5 billion
                                                   0.950% of next $2.5 billion
                                                   0.940% of next $2.5 billion
                                                   0.930% of next $2.5 billion
                                                   0.920% of next $2.5 billion
                                                   0.910% of next $2.5 billion
                                                   0.900% of next $5 billion
                                                   0.800% over $30 billion
                     ----------------------------------------------------------
                     Institutional                 0.800% of first $2.5 billion
                                                   0.795% of next $2.5 billion
                                                   0.780% of next $2.5 billion
                                                   0.770% of next $2.5 billion
                                                   0.760% of next $2.5 billion
                                                   0.750% of next $2.5 billion
                                                   0.740% of next $2.5 billion
                                                   0.730% of next $2.5 billion
                                                   0.720% of next $2.5 billion
                                                   0.710% of next $2.5 billion
                                                   0.700% of next $5 billion
                                                   0.600% over $30 billion
--------------------------------------------------------------------------------

------

FUND                 CLASS                         PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Focused Growth       Investor                      1.000% of first $2.5 billion
                                                   0.995% of next $2.5 billion
                                                   0.980% of next $2.5 billion
                                                   0.970% of next $2.5 billion
                                                   0.960% of next $2.5 billion
                                                   0.950% of next $2.5 billion
                                                   0.940% of next $2.5 billion
                                                   0.930% of next $2.5 billion
                                                   0.920% of next $2.5 billion
                                                   0.910% of next $2.5 billion
                                                   0.900% of next $5 billion
                                                   0.800% over $30 billion
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fundamental         Investor, A, B, C and R        1.000% of first $2.5 billion
Equity                                             0.995% of next $2.5 billion
                                                   0.980% of next $2.5 billion
                                                   0.970% of next $2.5 billion
                                                   0.960% of next $2.5 billion
                                                   0.950% of next $2.5 billion
                                                   0.940% of next $2.5 billion
                                                   0.930% of next $2.5 billion
                                                   0.920% of next $2.5 billion
                                                   0.910% of next $2.5 billion
                                                   0.900% of next $5 billion
                                                   0.800% over $30 billion
                    -----------------------------------------------------------
                    Institutional                  0.800% of first $2.5 billion
                                                   0.795% of next $2.5 billion
                                                   0.780% of next $2.5 billion
                                                   0.770% of next $2.5 billion
                                                   0.760% of next $2.5 billion
                                                   0.750% of next $2.5 billion
                                                   0.740% of next $2.5 billion
                                                   0.730% of next $2.5 billion
                                                   0.720% of next $2.5 billion
                                                   0.710% of next $2.5 billion
                                                   0.700% of next $5 billion
                                                   0.600% over $30 billion
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth              Investor, C and R              1.000% of first $2.5 billion
                                                   0.995% of next $2.5 billion
                                                   0.980% of next $2.5 billion
                                                   0.970% of next $2.5 billion
                                                   0.960% of next $2.5 billion
                                                   0.950% of next $2.5 billion
                                                   0.940% of next $2.5 billion
                                                   0.930% of next $2.5 billion
                                                   0.920% of next $2.5 billion
                                                   0.910% of next $2.5 billion
                                                   0.900% of next $5 billion
                                                   0.800% over $30 billion
                    -----------------------------------------------------------
                    Institutional                  0.800% of first $2.5 billion
                                                   0.795% of next $2.5 billion
                                                   0.780% of next $2.5 billion
                                                   0.770% of next $2.5 billion
                                                   0.760% of next $2.5 billion
                                                   0.750% of next $2.5 billion
                                                   0.740% of next $2.5 billion
                                                   0.730% of next $2.5 billion
                                                   0.720% of next $2.5 billion
                                                   0.710% of next $2.5 billion
                                                   0.700% of next $5 billion
                                                   0.600% over $30 billion
--------------------------------------------------------------------------------

------

FUND                CLASS                          PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Growth              Advisor                        0.750% of first $2.5 billion
                                                   0.745% of next $2.5 billion
                                                   0.730% of next $2.5 billion
                                                   0.720% of next $2.5 billion
                                                   0.710% of next $2.5 billion
                                                   0.700% of next $2.5 billion
                                                   0.690% of next $2.5 billion
                                                   0.680% of next $2.5 billion
                                                   0.670% of next $2.5 billion
                                                   0.660% of next $2.5 billion
                                                   0.650% of next $5 billion
                                                   0.550% over $30 billion
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NT Growth          Institutional                   0.800% of first $2.5 billion
                                                   0.795% of next $2.5 billion
                                                   0.780% of next $2.5 billion
                                                   0.770% of next $2.5 billion
                                                   0.760% of next $2.5 billion
                                                   0.750% of next $2.5 billion
                                                   0.740% of next $2.5 billion
                                                   0.730% of next $2.5 billion
                                                   0.720% of next $2.5 billion
                                                   0.710% of next $2.5 billion
                                                   0.700% of next $5 billion
                                                   0.600% over $30 billion
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Select             Investor, A, B, C and R         1.000% of first $2.5 billion
                                                   0.995% of next $2.5 billion
                                                   0.980% of next $2.5 billion
                                                   0.970% of next $2.5 billion
                                                   0.960% of next $2.5 billion
                                                   0.950% of next $2.5 billion
                                                   0.940% of next $2.5 billion
                                                   0.930% of next $2.5 billion
                                                   0.920% of next $2.5 billion
                                                   0.910% of next $2.5 billion
                                                   0.900% of next $5 billion
                                                   0.800% over $30 billion
                   ------------------------------------------------------------
                   Institutional                   0.800% of first $2.5 billion
                                                   0.795% of next $2.5 billion
                                                   0.780% of next $2.5 billion
                                                   0.770% of next $2.5 billion
                                                   0.760% of next $2.5 billion
                                                   0.750% of next $2.5 billion
                                                   0.740% of next $2.5 billion
                                                   0.730% of next $2.5 billion
                                                   0.720% of next $2.5 billion
                                                   0.710% of next $2.5 billion
                                                   0.700% of next $5 billion
                                                   0.600% over $30 billion
                   ------------------------------------------------------------
                   Advisor                         0.750% of first $2.5 billion
                                                   0.745% of next $2.5 billion
                                                   0.730% of next $2.5 billion
                                                   0.720% of next $2.5 billion
                                                   0.710% of next $2.5 billion
                                                   0.700% of next $2.5 billion
                                                   0.690% of next $2.5 billion
                                                   0.680% of next $2.5 billion
                                                   0.670% of next $2.5 billion
                                                   0.660% of next $2.5 billion
                                                   0.650% of next $5 billion
                                                   0.550% over $30 billion
--------------------------------------------------------------------------------

------

FUND               CLASS                          PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ultra              Investor, C and R              1.000% of first $2.5 billion
                                                  0.995% of next $2.5 billion
                                                  0.980% of next $2.5 billion
                                                  0.970% of next $2.5 billion
                                                  0.960% of next $2.5 billion
                                                  0.950% of next $2.5 billion
                                                  0.940% of next $2.5 billion
                                                  0.930% of next $2.5 billion
                                                  0.920% of next $2.5 billion
                                                  0.910% of next $2.5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                   ------------------------------------------------------------
                   Institutional                  0.800% of first $2.5 billion
                                                  0.795% of next $2.5 billion
                                                  0.780% of next $2.5 billion
                                                  0.770% of next $2.5 billion
                                                  0.760% of next $2.5 billion
                                                  0.750% of next $2.5 billion
                                                  0.740% of next $2.5 billion
                                                  0.730% of next $2.5 billion
                                                  0.720% of next $2.5 billion
                                                  0.710% of next $2.5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
                   ------------------------------------------------------------
                   Advisor                        0.750% of first $2.5 billion
                                                  0.745% of next $2.5 billion
                                                  0.730% of next $2.5 billion
                                                  0.720% of next $2.5 billion
                                                  0.710% of next $2.5 billion
                                                  0.700% of next $2.5 billion
                                                  0.690% of next $2.5 billion
                                                  0.680% of next $2.5 billion
                                                  0.670% of next $2.5 billion
                                                  0.660% of next $2.5 billion
                                                  0.650% of next $5 billion
                                                  0.550% over $30 billion
--------------------------------------------------------------------------------

------

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED TABLE ON PAGE 66.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2006)
                                                                     OTHER ACCOUNTS
                                                OTHER POOLED         (E.G., SEPARATE
                                                INVESTMENT VEHICLES  ACCOUNTS AND
                                                (E.G., COMMINGLED    CORPORATE ACCOUNTS
                                  REGISTERED    TRUSTS AND 529       INCLUDING INCUBATION
                                  INVESTMENT    EDUCATION SAVINGS    STRATEGIES AND
                                  COMPANIES     PLANS)               CORPORATE MONEY)
-------------------------------------------------------------------------------------------
Mid Cap
Growth
-------------------------------------------------------------------------------------------
Jill M.        Number of Other    0             0                    4
Grueninger(1)  Accounts Managed
               ---------------------------------------------------------------------------
               Assets in Other    N/A           N/A                  $1,977,932,330
               Accounts Managed
-------------------------------------------------------------------------------------------
Curtis         Number of Other    1             0                    2
Ludwick(2)     Accounts Managed
               ---------------------------------------------------------------------------
               Assets in Other    $198,394,591  N/A                  $1,916,360,092
               Accounts Managed
-------------------------------------------------------------------------------------------
Small Cap
Growth
-------------------------------------------------------------------------------------------
William R.     Number of Other    1             0                    2
Walker         Accounts Managed
               ---------------------------------------------------------------------------
               Assets in Other    $182,685,346  N/A                  $1,694,537,909
               Accounts Managed
-------------------------------------------------------------------------------------------
Andy           Number of Other    0             0                    0
Eng(1)         Accounts Managed
               ---------------------------------------------------------------------------
               Assets in Other    N/A           N/A                  N/A
               Accounts Managed
-------------------------------------------------------------------------------------------

(1)  INFORMATION IS PROVIDED AS OF FEBRUARY 28, 2007.

(2)  INFORMATION IS PROVIDED AS OF JUNE 30, 2007.

THE FOLLOWING REPLACES THE PORTFOLIO MANAGER SECURITIES OWNERSHIP SECTION ON
PAGE 67.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of October 31, 2006, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Mid Cap Growth
        Jill M. Grueninger(1)       A
--------------------------------------------------------------------------------
        Curtis Ludwick(2)           C
--------------------------------------------------------------------------------
Small Cap Growth
        William R. Walker           A
--------------------------------------------------------------------------------
        Andy Eng(1)                 A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  INFORMATION IS PROVIDED AS OF FEBRUARY 28, 2007.

(2)  INFORMATION IS PROVIDED AS OF JULY 20, 2007.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55981 0708